0TYPE 13F-HR
PERIOD 12/31/12
FILER
    CIK					0001013538
    CCC					jw8ihw*c

SUBMISSION-CONTACT
     NAME			Thomas B. Murray
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012



Check here if Amendment   [ ]  ;    Amendment Number:
This Amendment   (Check only one.) : [  ]  is a restatement.
						 [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      The Edgar Lomax Company
Address:	6564 Loisdale Court,
		Suite 310
		Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas B. Murray
Title:	Senior Vice President of Operations
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia February 13, 2013

Report Type  (Check only one.):

[ x ]	13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	66

Form 13F Information Table Value Total:	$ 1,193,510MM


                                                          Form 13F Information Table

        Name of Issuer         Title  CUSIP      Value     Shares/  SH/ Invstmt  Other     Voting Authority
                                                (X$1000)  PRN AMT  PRN  Dscretn  Mngrs  a)Sole b)Shared c)None

ALCOA                               Com 013817101         1,403   161,600 SH    Sole             161,600
APPLE INC                           Com 037833100         8,807    16,550 SH    Sole              11,700         4,850
AMERICAN ELECTRIC POWER             Com 025537101        13,860   324,743 SH    Sole             232,125        92,618
ALLSTATE CORPORATION                Com 020002101        33,965   845,528 SH    Sole             622,925       222,603
AMGEN INC                           Com 031162100           517     6,000 SH    Sole               3,300         2,700
APACHE CORP                         Com 037411105        13,589   173,112 SH    Sole             127,025        46,087
AVON PRODS INC                      Com 054303102           163    11,350 SH    Sole              11,350
AMERICAN EXPRESS                    Com 025816109        17,898   311,378 SH    Sole             228,925        82,453
BAXTER INTERNATIONAL                Com 071813109         5,370    80,561 SH    Sole              58,725        21,836
BAKER HUGHES INC                    Com 057224107        12,850   314,584 SH    Sole             230,950        83,634
BANK NEW YORK MELLON                Com 064058100        31,651 1,231,554 SH    Sole             904,200       327,354
BRISTOL-MYERS SQUIBB                Com 110122108         5,862   179,873 SH    Sole             130,435        49,438
BERKSHIRE HATHAWAY INC CL A         Com 084670108           268         2 SH    Sole                   2
CAPITAL ONE FINL CORP               Com 14040H105         9,390   162,088 SH    Sole             118,050        44,038
CONOCOPHILLIPS                      Com 20825C104        36,768   634,047 SH    Sole             467,800       166,247
CISCO SYS INC                       Com 17275R102         7,418   377,500 SH    Sole             273,300       104,200
CVS CAREMARK CORP                   Com 126650100        31,985   661,531 SH    Sole             474,875       186,656
CHEVRON CORP                        Com 166764100        42,451   392,557 SH    Sole             287,660       104,897
DUPONT                              Com 263534109        33,454   743,774 SH    Sole             545,208       198,566
DOW CHEMICAL                        Com 260543103        17,940   554,914 SH    Sole             407,325       147,589
EMERSON ELEC CO                     Com 291011104         6,439   121,580 SH    Sole              89,125        32,455
ENTERGY CORP                        Com 29364G103        15,116   237,110 SH    Sole             172,500        64,610
EXELON CORP                         Com 30161N101         6,389   214,839 SH    Sole             159,825        55,014
FREEPORT-MCMORAN COP&G              Com 35671D857         6,047   176,800 SH    Sole             126,500        50,300
GENERAL DYNAMICS CORP               Com 369550108        22,871   330,176 SH    Sole             240,225        89,951
GENERAL ELECTRIC                    Com 369604103         9,922   472,690 SH    Sole             339,250       133,440
GOLDMAN SACHS GROUP                 Com 38141G104        18,077   141,710 SH    Sole             103,410        38,300
HALLIBURTON CO                      Com 406216101        14,033   404,534 SH    Sole             297,275       107,259
HEINZ                               Com 423074103         5,827   101,018 SH    Sole              73,100        27,918
HEWLETT PACKARD CO                  Com 428236103        22,135 1,553,352 SH    Sole           1,137,490       415,862
INTEL CORP                          Com 458140100        59,294 2,875,561 SH    Sole           2,101,690       773,871
JOHNSON & JOHNSON                   Com 478160104        23,775   339,156 SH    Sole             246,260        92,896
JPMORGAN CHASE & CO.                Com 46625H100        25,494   579,812 SH    Sole             425,830       153,982
COCA COLA CO                        Com 191216100         2,232    61,559 SH    Sole              44,650        16,909
LILLY ELI & CO                      Com 532457108        36,472   739,500 SH    Sole             535,200       204,300
LOCKHEED MARTIN CORP                Com 539830109        16,131   174,791 SH    Sole             127,200        47,591
LOWES COS INC                       Com 548661107        11,508   323,998 SH    Sole             238,225        85,773
MCDONALDS CORP                      Com 580135101        29,753   337,300 SH    Sole             247,800        89,500
MEDTRONIC INC                       Com 585055106        31,942   778,699 SH    Sole             576,925       201,774
3M CO                               Com 88579Y101         4,338    46,724 SH    Sole              34,400        12,324
ALTRIA GROUP INC                    Com 02209S103         4,194   133,410 SH    Sole             115,620        17,790
MERCK & CO. INC.                    Com 58933Y105        22,590   551,789 SH    Sole             401,184       150,605
MICROSOFT CORP                      Com 594918104        13,290   497,573 SH    Sole             365,125       132,448
NORFOLK SOUTHERN                    Com 655844108        18,951   306,450 SH    Sole             220,850        85,600
OCCIDENTAL PETE CP                  Com 674599105        13,781   179,888 SH    Sole             132,550        47,338
PEPSICO INC                         Com 713448108         5,987    87,495 SH    Sole              64,225        23,270
PFIZER INC                          Com 717081103        45,581 1,817,471 SH    Sole           1,323,990       493,481
PROCTER & GAMBLE CO                 Com 742718109         6,574    96,836 SH    Sole              73,675        23,161
PHILLIPS 66                         Com 718546104           603    11,349 SH    Sole              11,349
RAYTHEON CO                         Com 755111507        42,195   733,065 SH    Sole             532,775       200,290
SOUTHERN CO.                        Com 842587107         5,758   134,504 SH    Sole              96,975        37,529
STANDARD & POOR'S DEPOSITARY RECEIP Com 78462F103           853     5,990 SH    Sole               5,990
AT&T INC                            Com 00206R102        35,994 1,067,760 SH    Sole             775,666       292,094
TARGET CORP                         Com 87612E106        27,467   464,200 SH    Sole             335,600       128,600
TIME WARNER INC                     Com 887317303        17,734   370,775 SH    Sole             263,075       107,700
TEXAS INSTRS INC                    Com 882508104        14,555   471,186 SH    Sole             343,600       127,586
UNITEDHEALTH GROUP INC              Com 91324P102        34,760   640,860 SH    Sole             468,225       172,635
UNION PAC CORP                      Com 907818108         4,086    32,500 SH    Sole              23,800         8,700
US BANCORP                          Com 902973304        21,050   659,047 SH    Sole             471,700       187,347
VERIZON COMMUNICATIONS              Com 92343V104        24,569   567,809 SH    Sole             416,190       151,619
WALGREEN CO                         Com 931422109        44,845 1,211,708 SH    Sole             887,730       323,978
WELLS FARGO & CO                    Com 949746101        30,871   903,200 SH    Sole             653,700       249,500
WILLIAMS COS.                       Com 969457100         6,427   196,295 SH    Sole             142,525        53,770
WALMART STORES INC                  Com 931142103        36,060   528,500 SH    Sole             386,975       141,525
WEYERHAEUSER CORP.                  Com 962166104           294    10,550 SH    Sole              10,550
EXXON MOBIL CORP.                   Com 30231G102        21,035   243,038 SH    Sole             179,550        63,488

                                                   $1,193,510
